Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 45,826,900	$ 33,747,099
Allowance for doubtful accounts	(4,464,195)	(2,562,320)
Accounts receivable net	$ 41,362,705	$ 31,184,779